January 31, 2005


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
5th Floor
Washington, D.C. 20549

RE:  VANGUARD MALVERN FUNDS (THE TRUST)
     FILE NO.  33-23444
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Commissioners:

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,



Frances Han
Associate Counsel